Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income, Net [Abstract]
Schedule Of Other Income, Net

	Year ended December 31,
	2011	2010	2009
Gain from sale of Mediguide shares (*)	$-	$12,809	$1,105
Other	1,909	450	(647)
	$1,909	$13,259	$458

(*)	Gain from the sale of Mediguide Inc. shares to St. Jude Medical in 2008, recognized during 2008, 2009 and 2010.